Restructuring and Related Activities (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Accrued Liabilities and Other Liabilities	$ 1,404,000	$ 2,602,000	$ 2,602,000	$ 1,992,000	$ 3,859,000
Restructuring Charges	133,000	1,687,000
Payments for Restructuring	(625,000)		(2,665,000)
Restructuring Cost and Reserve [Line Items]
Restructuring Costs and Asset Impairment Charges	37,000		1,408,000
Accrued Liabilities and Other Liabilities	1,404,000	2,602,000	2,602,000	1,992,000	$ 3,859,000
Payments for Restructuring	625,000		2,665,000
Restructuring Charges	133,000	1,687,000
Restructuring Reserve, Noncurrent				$ 1,200,000
Income Statement Location [Axis]: us-gaap:CostOfRevenue
Restructuring and Related Activities [Abstract]
Restructuring Charges	133,000		430,000
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 133,000		$ 430,000
Income Statement Location [Axis]: us-gaap:ResearchAndDevelopmentExpense
Restructuring and Related Activities [Abstract]
Restructuring Charges		1,185,000
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		1,185,000
Income Statement Location [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Restructuring and Related Activities [Abstract]
Restructuring Charges		72,000
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		$ 72,000